Fees Summary	Feb. 27, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

EX-FILING FEES

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $3,963,000 (comprised of (i) $2,232,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Index, (ii) $1,731,000 maximum aggregate offering price with respect to notes linked to the Russell 2000® Index.)

Narrative - Max Aggregate Offering Price	$ 3,963,000